Accounts Payable and accured liabilities (Tables)	12 Months Ended
Nov. 30, 2022
Trade and other payables [abstract]
Accounts payable and accrued liabilities

	Note	2022	2021

Trade payables		$12,886	$15,526

Accrued liabilities and other payables		18,951	19,932

Salaries and benefits due to key management personnel	29	3,387	880

Employee salaries and benefits payable		1,298	1,942

Liability related to deferred stock unit plan	21(d)	589	710

Accrued interest payable on convertible unsecured senior notes and long-term loan	18 and 19	1,108	1,386

TaiMed milestone (a)	13	2,846	-

		$41,065	$40,376